Fees Summary	Jul. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 718,000.00
Previously Paid Amount	0.00
Total Fee Amount	109.93
Total Offset Amount	0.00
Net Fee	109.93
Narrative - Max Aggregate Offering Price	$ 718,000.00
Final Prospectus	true